CONSOLIDATED BALANCE SHEETS [Parenthetical] In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)
Allowance for accounts receivable (in dollars)	$ 127		$ 144
Common stock, par value (in euro per share)		€ 0.122		€ 0.122
Common stock, shares authorized	52,683,254	52,683,254	34,379,690	34,379,690
Common stock, shares issued	40,191,264	40,191,264	25,612,550	25,612,550
Common stock, shares outstanding	40,191,264	40,191,264	25,612,550	25,612,550